Financial Instruments - Cross-currency Risk Exposures Interest Rate Swaps (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	$ 7,281	$ 7,739
Currency risk [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	7,281	7,739
Borrowings before currency hedging arrangements	7,026	7,389
Currency risk [member] | Canada, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	1
Borrowings before currency hedging arrangements	1,433	1,337
Currency risk [member] | United States of America, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	7,275	7,731
Borrowings before currency hedging arrangements	5,588	6,044
Currency risk [member] | Euros [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements		7
Borrowings before currency hedging arrangements		7
Currency risk [member] | Other Currencies [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	5	1
Borrowings before currency hedging arrangements	$ 5	$ 1